Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	$ 541,647	$ 582,759
Net regulatory liabilities	$ (406,291)	(363,890)
Accrued pension and other postretirement benefit costs, recovery period	5 years
Regulatory assets, accrued absence time, lag period	1 year
Regulatory assets, margin, interest and property tax-tracking, recovery period	24 months
Other current liabilities
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	$ (15,000)
Deferred purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(54,636)	(60,755)
Accumulated removal costs
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(404,000)	(395,000)
Unamortized gain on reacquired debt
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(7,644)	(8,181)
Regulatory excess deferred/other taxes and gross-up
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(461,023)	(455,625)
Margin, interest - and property tax-tracking
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(17,132)	(22,650)
Other regulatory liabilities
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(3,503)	(4,438)
Gross-up related to contributions in aid of construction
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(2,600)
Accrued pension and other postretirement benefit costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	427,550	420,114
Unrealized net loss on non-trading derivatives (Swaps)
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	0	10,951
Deferred purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	2,053	44,412
Accrued purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	29,000	8,000
Unamortized premium on reacquired debt
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	17,124	18,249
Accrued absence time
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	15,565	14,519
Margin, interest - and property tax-tracking
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	4,759	33,380
Other regulatory assets
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	$ 45,596	$ 33,134